Fair value measurements - Changes in fair value of Level 3 measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in fair value measurement, assets [abstract]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 100
Percentage increase in unobservable input (percent)	5.00%	5.00%
Percentage decrease in unobservable input (percent)	5.00%	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss	$ 200	$ 200
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss	200	200
Recurring fair value measurements | Current investments | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	2	47
Purchases and reclassifications	23	48
Sales	0	(37)
Net unrealized gains (losses) included in net income	(19)	(56)
Financial assets at end of period	6	2
Recurring fair value measurements | Share purchase warrants | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	2	47
Purchases and reclassifications	23	48
Sales	0	(37)
Net unrealized gains (losses) included in net income	(19)	(56)
Financial assets at end of period	6	2
Recurring fair value measurements | Total Other assets | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	4,890	5,263
Purchases and reclassifications	0	0
Sales	0	0
Net unrealized gains (losses) included in net income	(519)	(373)
Financial assets at end of period	4,371	4,890
Recurring fair value measurements | Private holdings | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	4,890	5,263
Purchases and reclassifications	0	0
Sales	0	0
Net unrealized gains (losses) included in net income	(519)	(373)
Financial assets at end of period	$ 4,371	$ 4,890